PREPAID LAND LEASES - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
PREPAID LAND LEASES
Amortization of Deferred Leasing Fees	$ 384	$ 264	$ 270